INCOME TAXES - Components of Income Tax Expense (Benefit) from Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 11, 2013	Jun. 12, 2012	Dec. 25, 2012	Dec. 27, 2011	Dec. 28, 2010
Current tax expense (benefit):
Federal			$ 5,406	$ 3,179	$ (2,303)
State			2,220	2,250	2,537
Total current tax expense (benefit)			7,626	5,429	234
Deferred tax expense (benefit):
Federal			(1,098)	(287)	(281)
State			(936)	(489)	(41)
Total deferred tax expense (benefit)			(2,034)	(776)	(322)
Total income tax expense (benefit) from continuing operations	$ 3,791	$ 4,172	$ 5,592	$ 4,653	$ (88)